Capital Stock - Summary of Changes in Capital Stock Issued and Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of classes of share capital [line items]
Ending balance	88,302,645
Ending balance	$ 190.6
Subordinate voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	43,040,023	38,307,827
Issued upon exercise of stock options	459,287	264,478
Issued in exchange of multiple voting shares	8,209,713	8,851,088
Repurchased under the SIB	(6,342,494)
Repurchased under the NCIB	(2,955,555)	(4,383,370)
Ending balance	42,410,974	43,040,023
Beginning balance	$ 213.4	$ 229.7
Issued upon exercise of stock options	17.2	9.4
Issued in exchange of multiple voting shares	0.7	0.7
Repurchased under the SIB	(30.4)
Repurchased under the NCIB	(14.0)	(26.4)
Ending balance	$ 186.9	$ 213.4
Multiple voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	54,101,384	62,952,472
Issued in exchange of multiple voting shares	(8,209,713)	(8,851,088)
Ending balance	45,891,671	54,101,384
Beginning balance	$ 4.4	$ 5.1
Exchanged for subordinate voting shares	(0.7)	(0.7)
Ending balance	$ 3.7	$ 4.4